Loan to third parties (Tables)	12 Months Ended
Apr. 30, 2025
Loan To Third Parties
Schedule of loan to third parties
	As of April 30,
	2024	2025	2025
	S$	S$	US$
Loan to third parties	1,530,982	1,623,608	1,243,684
Allowance for impairment of loan	-	(1,223,608)	(937,284)
	1,530,982	400,000	306,400